Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.4%
Alabama - 2.9%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 5,045,000	$ 5,426,939
Black Belt Energy Gas District, Revenue Bonds,
Fixed until 12/01/2031, 4.00% (A), 06/01/2051	10,000,000	9,838,147
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,970,000	2,008,005
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AGM,
5.25%, 08/01/2053	1,200,000	1,301,719
5.50%, 08/01/2058	1,490,000	1,634,250
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	2,850,000	2,137,500
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (A), 12/01/2051	16,200,000	15,771,290

		38,117,850

Arizona - 1.7%
Arizona Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	17,220,000	17,982,547
Series B,
4.00%, 07/01/2041	135,000	121,783
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	35,179
County of Pinal, Revenue Bonds,
4.00%, 08/01/2036	490,000	500,245
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,265,000	1,272,783
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (B)	345,000	332,250
Maricopa County School District No. 83, General Obligation Unlimited,
Series C, AGM,
5.00%, 07/01/2041	845,000	930,974
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2023 - 12/01/2026	425,000	417,026

		21,592,787

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 1.0%
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	$ 5,140,000	$ 5,557,528
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2028	7,515,000	7,322,303

		12,879,831

California - 10.4%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036 - 09/01/2039	2,925,000	3,205,603
Apple Valley Public Financing Authority, Tax Allocation,
Series A, BAM,
4.00%, 06/01/2036	1,095,000	1,129,331
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2043 - 09/01/2049	6,515,000	6,878,726
California Health Facilities Financing Authority, Revenue Bonds,
Series A-2,
4.00%, 11/01/2038	1,660,000	1,673,790
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	72,694	62,483
California Municipal Finance Authority, Certificate of Participation,
Series A, AGM,
5.25%, 11/01/2052	7,490,000	7,987,973
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	3,405,000	3,303,637
4.38%, 07/01/2025 (B)	270,000	271,273
5.00%, 01/01/2035 - 01/01/2049	9,735,000	10,431,147
BAM,
4.00%, 05/15/2036	1,875,000	1,889,888
BAM-TCRS,
5.00%, 05/15/2039	1,510,000	1,585,878
Series A,
4.00%, 10/01/2034 - 10/01/2044	5,630,000	5,397,981
4.50%, 06/01/2028 (B)	200,000	195,491
5.00%, 05/15/2043 - 02/01/2047	8,030,000	8,302,880
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	615,000	584,245
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2025 (B)	225,000	227,810
Series A, AGM,
5.38%, 08/15/2057	5,490,000	5,868,397
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	2,040,000	2,049,864
5.00%, 09/02/2034	870,000	926,753
Carmichael Recreation & Park District, General Obligation Unlimited,
Series A-1, AGM,
5.00%, 08/01/2052	1,540,000	1,687,492

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	$ 350,000	$ 363,827
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	1,305,000	1,386,802
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	5,030,000	5,349,327
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	1,245,000	1,221,366
Coachella Redevelopment Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2030	185,000	197,008
Coalinga-Huron Joint Unified School District, General Obligation Unlimited,
Series A,
5.25%, 08/01/2058	2,970,000	3,260,508
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 06/01/2049	2,970,000	2,911,791
County of El Dorado, Special Tax,
5.00%, 09/01/2029	940,000	996,356
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	259,783
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	61,663
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.00%, 12/01/2031	140,000	138,919
3.25%, 12/01/2036	2,525,000	2,491,615
Etiwanda School District, Special Tax,
Series 2,
3.50%, 09/01/2023	75,000	74,907
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	70,000	70,334
Fresno Unified School District, General Obligation Unlimited,
Series B,
4.00%, 08/01/2055	1,410,000	1,384,894
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	35,000,000	3,755,850
Hercules Redevelopment Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 08/01/2042	280,000	305,201
Imperial Community College District, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/01/2048	1,500,000	1,651,479
5.25%, 08/01/2053	1,000,000	1,120,519

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Inglewood Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2051	$ 2,310,000	$ 2,290,018
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	55,000	57,633
Lee Lake Water District Financing Corp., Special Tax,
4.00%, 09/01/2025	195,000	194,654
Los Angeles Department of Water & Power, Revenue Bonds,
Series B,
5.00%, 07/01/2043	5,000,000	5,022,265
Series D,
5.00%, 07/01/2030 - 07/01/2031	4,500,000	4,574,179
Los Angeles Unified School District, General Obligation Unlimited,
Series A,
3.00%, 01/01/2034	1,000,000	955,208
Lynwood Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 08/01/2045	1,520,000	1,508,545
Madera County Public Financing Authority, Revenue Bonds,
BAM,
4.00%, 10/01/2050	7,445,000	7,324,740
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	225,000	225,136
Series A, BAM,
5.00%, 09/01/2030 - 09/01/2032	590,000	615,324
Merced City School District, General Obligation Unlimited,
AGM,
5.25%, 08/01/2049	2,570,000	2,831,787
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	3,825,000	3,739,196
Palomar Health, Certificate of Participation,
AGM-CR,
4.00%, 11/01/2047	540,000	540,295
Red Bluff Union Elementary School District, Certificate of Participation,
AGM,
4.00%, 11/01/2040 (C)	320,000	316,003
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2032	505,000	537,331
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	1,140,000	1,253,044
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	50,000	38,748

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Joaquin Area Flood Control Agency Levee Construction & Maintenance Assessment District, Special Assessment,
Series A, AGM,
4.00%, 10/01/2043 (C)	$ 100,000	$ 100,080
4.13%, 10/01/2053 (C)	450,000	449,562
San Ysidro School District, General Obligation Unlimited,
Series B, AGM,
5.00%, 08/01/2037 (C)	115,000	129,742
Sanger Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2052	2,200,000	2,200,234
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	685,000	703,767
Sweetwater Union High School District, General Obligation Unlimited,
BAM-TCRS,
4.00%, 08/01/2047	6,820,000	6,681,061
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	975,000	987,078

		133,938,421

Colorado - 2.2%
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,500,000	3,541,825
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	384,802
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	281,569
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,005,000	1,727,491
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2031	285,000	312,057
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
5.00%, 06/15/2029	700,000	728,822
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2033	100,000	100,345
Series B,
4.00%, 01/01/2040	3,095,000	3,085,990
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	1,650,000	1,656,234
5.00%, 07/01/2027	4,040,000	4,224,677
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	970,000	966,200

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Heather Gardens Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2027 - 12/01/2030	$ 455,000	$ 475,923
Highpointe Vista Metropolitan District No. 2, General Obligation Limited,
BAM,
4.00%, 12/01/2046	525,000	527,212
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2026 - 12/01/2038	1,310,000	1,259,417
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032	150,000	153,710
Series A, AGM,
4.00%, 12/01/2046	875,000	848,082
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,230,933
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	4,000,000	2,861,081
Sand Creek Metropolitan District, General Obligation Limited,
AGM,
4.00%, 12/01/2032	475,000	500,670
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,120,000	1,165,344
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon, 12/01/2051 (E)	1,000,000	755,230
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2050	1,185,000	1,254,425
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	557,210

		28,599,249

Connecticut - 1.9%
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	435,000	468,415
Series A, BAM-TCRS,
5.00%, 08/01/2037	85,000	89,681
Series B, BAM,
5.00%, 08/15/2025	40,000	41,196
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	13,245,000	13,491,667
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	6,903,056
Series E,
5.25%, 07/15/2048	280,000	301,204
Town of Hamden, General Obligation Unlimited,
AGM,
5.00%, 08/15/2031 - 08/15/2036	3,385,000	3,830,625

		25,125,844

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2038	$ 1,375,000	$ 1,527,526

District of Columbia - 0.5%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2052	540,000	532,062
Series A,
4.13%, 07/01/2027	640,000	615,236
5.00%, 07/01/2032	1,500,000	1,454,825
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,205,000	1,202,108
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,150,000	1,330,451
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,315,000	1,496,237

		6,630,919

Florida - 2.7%
City of Fort Myers, Revenue Bonds,
4.00%, 12/01/2032	70,000	71,357
City of Miami Parking System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2029	350,000	394,212
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027	220,000	235,087
Series B, AGM,
5.00%, 11/01/2033 - 11/01/2038	6,695,000	7,051,291
City of Tampa, Revenue Bonds,
Series B,
4.00%, 07/01/2045	395,000	365,228
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (E), 10/01/2034	975,000	1,193,621
County of Pasco, Revenue Bonds,
AGM,
5.00%, 09/01/2048	1,085,000	1,160,117
5.75%, 09/01/2054	1,585,000	1,786,356
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040	1,495,000	1,511,591
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	135,000	147,907
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	6,665,000	7,419,033
Hillsborough County Industrial Development Authority, Revenue Bonds,
4.00%, 08/01/2055	5,865,000	5,162,280

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (B)	$ 1,875,000	$ 1,560,069
North Sumter County Utility Dependent District, Revenue Bonds, BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	549,265
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2023 - 12/15/2024	255,000	252,398
Volusia County School Board, Certificate of Participation, Series A, BAM,
5.00%, 08/01/2028	225,000	234,427
Wildwood Utility Dependent District, Revenue Bonds, AGM,
5.50%, 10/01/2048 - 10/01/2053	5,450,000	6,058,469

		35,152,708

Georgia - 4.8%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2031 - 09/01/2033	22,220,000	24,966,793
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	5,255,000	5,415,450
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM,
5.00%, 10/01/2054	740,000	781,671
Development Authority for Fulton County, Revenue Bonds,
4.00%, 07/01/2049 - 04/01/2050	6,585,000	6,174,939
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,810,000	1,718,017
Gainesville & Hall County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
4.00%, 02/15/2051	2,215,000	2,083,819
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.25%, 12/01/2037	1,320,000	1,214,655
3.80%, 12/01/2040	1,690,000	1,655,394
Municipal Electric Authority of Georgia, Revenue Bonds,
AGM,
5.00%, 01/01/2062	17,890,000	18,523,553

		62,534,291

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,300,000	4,253,761
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	155,000	155,950
Series A, GNMA,
4.60%, 01/01/2043	95,000	96,157

		4,505,868

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 16.1%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	$ 335,000	$ 326,836
4.00%, 02/01/2034	450,000	454,730
5.00%, 02/01/2029	1,320,000	1,371,121
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM- CR,
5.00%, 01/01/2035	8,230,000	9,108,154
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,050,000	1,085,049
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2028	500,000	508,954
Series A,
5.50%, 11/01/2062	30,890,000	34,359,228
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,384,722
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,301,092
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036	840,000	854,277
City of Peoria, General Obligation Unlimited,
Series B, BAM-TCRS,
5.00%, 01/01/2026	140,000	145,265
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035	1,345,000	1,413,965
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2031	1,560,000	1,654,138
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	45,875
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	655,000	668,505
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	680,000	687,789
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2024	1,050,000	1,053,184
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,070,113
Cook County High School District No. 209 Proviso Township, General Obligation Limited,
Series B, AGM,
5.00%, 12/01/2032	1,500,000	1,672,564
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,501,473

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2034	$ 1,000,000	$ 1,020,237
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	993,420
Cook County School District No. 160, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	175,000	180,751
Cook County School District No. 94, General Obligation Unlimited, BAM,
4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,242,267
County of Cook Sales Tax Revenue, Revenue Bonds,
4.00%, 11/15/2039	2,890,000	2,862,756
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	50,000	47,525
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	155,293
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	8,110,000	6,759,210
5.00%, 08/01/2026 - 04/01/2034	3,085,000	3,225,217
AGM,
4.00%, 12/01/2023	140,000	140,222
5.00%, 12/01/2036	1,750,000	1,803,531
Series A,
4.00%, 11/01/2023 - 05/01/2050	1,980,000	1,680,969
5.00%, 11/01/2025 - 11/01/2029	4,760,000	4,851,180
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,390,048	1,283,280
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044	1,325,000	1,397,707
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	135,000	135,418
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,291,830
Series B,
3.50%, 01/01/2027	110,000	110,097
Macon County School District No. 61, General Obligation Unlimited,
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	3,080,000	3,042,685
Macoupin Sangamon & Montgomery Counties Community Unit School District No. 34, General Obligation Unlimited,
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,626,943

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	$ 3,235,000	$ 3,564,290
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,713,084
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2032	2,830,000	2,982,338
Series A, BAM-TCRS,
5.00%, 11/01/2026	110,000	112,493
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,285,000	2,331,255
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,253,652
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	145,000	143,712
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	106,440
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	2,685,000	2,593,491
5.00%, 04/01/2027	355,000	371,009
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026 - 12/01/2029	625,000	625,891
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
5.00%, 12/01/2025 - 12/01/2041	985,000	1,039,278
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	13,905,385
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,534
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,035,828
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035	3,740,000	3,831,566
5.50%, 05/01/2039	5,870,000	6,415,547
BAM-TCRS,
4.00%, 06/01/2041	11,450,000	11,083,476
Series A,
4.00%, 01/01/2030	225,000	225,021
Series B,
4.00%, 12/01/2039	595,000	583,079
5.00%, 12/01/2032 - 10/01/2033	19,315,000	21,362,250

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	$ 95,000	$ 96,154
Village of Bellwood, General Obligation Unlimited,
Series B, AGM,
3.00%, 12/01/2029	1,000,000	991,640
Village of Calumet Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2025 - 12/01/2032	1,590,000	1,630,753
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,397,894
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,329,294
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,206
Village of Lombard, General Obligation Unlimited,
5.00%, 01/01/2024	250,000	251,381
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,119,147
5.00%, 12/01/2032	125,000	125,129
Series C, BAM,
4.00%, 12/01/2023	235,000	235,037
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	3,884,504
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	130,000	129,126
3.00%, 03/01/2025	125,000	123,591
3.10%, 03/01/2026	183,000	182,066
3.30%, 03/01/2028	175,000	175,571
3.40%, 03/01/2029	630,000	634,716
3.45%, 03/01/2030	119,000	119,996
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	703,404
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2042	11,270,000	12,296,455
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2024 - 06/01/2033	1,450,000	1,367,043
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2024	145,000	146,164

		208,491,462

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana - 1.2%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	$ 1,120,000	$ 1,182,535
Series B,
5.25%, 08/01/2036	2,000,000	2,178,858
Indiana Finance Authority, Revenue Bonds,
5.00%, 10/01/2035	1,775,000	1,861,801
AGM,
5.00%, 01/01/2052	2,415,000	2,549,361
Series A,
3.00%, 11/01/2030	3,470,000	3,180,362
Series B,
3.00%, 11/01/2030	625,000	572,832
Series B,
2.50%, 11/01/2030	2,500,000	2,214,366
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,785,392

		15,525,507

Iowa - 0.7%
City of Dubuque, General Obligation Unlimited,
Series A,
2.00%, 06/01/2025	1,030,000	992,441
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,790,000	6,064,428
Series A,
4.00%, 05/15/2053	2,500,000	1,497,093

		8,553,962

Kansas - 0.2%
Cowley County Unified School District No. 465, General Obligation Unlimited,
5.00%, 09/01/2048 (C)	830,000	892,364
Marais Des Cygnes Public Utility Authority, Revenue Bonds,
AGM,
3.00%, 12/01/2026 - 12/01/2027	195,000	193,961
Pratt County Unified School District No. 382, General Obligation Unlimited,
BAM,
5.00%, 09/01/2048 (C)	1,000,000	1,080,595

		2,166,920

Kentucky - 3.6%
City of Owensboro, General Obligation Unlimited,
Series A, AGM,
4.00%, 02/01/2040 - 02/01/2043	5,225,000	5,273,228
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	105,000
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	495,000	538,883
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	16,590,000	17,504,769
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045	12,435,000	12,724,542

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	$ 1,000,000	$ 1,034,923
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,200,000	2,161,905
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	2,900,000	3,086,157
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	1,610,000	1,591,113
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2028	2,800,000	2,851,938
Morehead State University, Revenue Bonds,
Series A,
4.00%, 04/01/2032	170,000	172,416

		47,044,874

Louisiana - 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2027 - 08/01/2029	7,940,000	8,461,904
BAM,
5.00%, 10/01/2028	385,000	420,019
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 (F) (G)	300,000	255,000
5.00%, 07/01/2025 - 07/01/2027	1,960,000	1,666,000
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 01/01/2035 - 10/01/2048	4,125,000	4,315,165
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,195,000	1,172,815
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,180,000	3,943,013
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	7,975,000	7,560,691

		27,794,607

Maine - 0.1%
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	345,000	300,468
Series C,
2.75%, 11/15/2031	665,000	622,294

		922,762

Maryland - 3.0%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2043	450,000	453,116
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	100,000	99,898

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
City of Rockville, Revenue Bonds, (continued)
Series A-2,
5.00%, 11/01/2023	$ 130,000	$ 129,867
County of Prince George, General Obligation Limited,
Series A,
3.00%, 07/01/2033 - 07/01/2034	16,060,000	15,790,764
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.25%, 07/01/2053	965,000	1,020,718
AGM-CR,
5.00%, 07/01/2033 - 07/01/2034	3,065,000	3,493,862
Series A, BAM-TCRS,
4.00%, 05/15/2047	5,185,000	5,003,503
Maryland Stadium Authority Built to Learn Revenue, Revenue Bonds,
Series A,
4.00%, 06/01/2052	8,320,000	7,899,575
State of Maryland, General Obligation Unlimited,
Series 1,
4.00%, 06/01/2030	2,255,000	2,268,106
State of Maryland Department of Transportation, Revenue Bonds,
5.00%, 10/01/2023	2,100,000	2,105,515

		38,264,924

Massachusetts - 0.1%
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	315,354
4.38%, 10/01/2029	300,000	300,424
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	246,171

		861,949

Michigan - 1.7%
County of Genesee, General Obligation Limited,
AGM,
5.00%, 11/01/2036 - 11/01/2037	1,975,000	2,236,914
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	2,797,279
Dryden Community Schools, General Obligation Unlimited,
5.00%, 05/01/2036 - 05/01/2037	1,865,000	2,094,639
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,365,000	2,461,506
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2036 - 12/01/2046	4,290,000	4,295,769
Series C,
5.25%, 10/01/2043	20,000	20,063
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,315,000	2,005,048
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	4,570,000	4,562,990

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	$ 250,000	$ 267,326
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2030	750,000	818,357

		21,559,891

Minnesota - 2.4%
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	235,000	226,024
4.40%, 07/01/2025	50,000	49,565
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	19,700,000	21,052,194
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	524,968
City of Stillwater, Tax Allocation,
3.00%, 02/01/2024 - 02/01/2027	1,160,000	1,136,392
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	725,745
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	350,000	352,420
Series B,
4.25%, 04/01/2025 (D)	80,000	78,961
Minnesota Housing Finance Agency, Revenue Bonds,
Series C,
3.45%, 02/01/2025	1,660,000	1,648,787
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,125,000	964,731
2.00%, 07/01/2032	535,000	460,339
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	555,000	480,720
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	645,000	545,356
Western Minnesota Municipal Power Agency, Revenue Bonds,
Series A,
5.00%, 01/01/2032 - 01/01/2035	2,500,000	2,517,312

		30,763,514

Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,188,589

Missouri - 0.4%
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,156,757
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	128,258

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	$ 145,000	$ 146,227
St. Louis Municipal Finance Corp., Revenue Bonds,
AGM,
5.00%, 10/01/2049	1,340,000	1,388,292
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	1,725,000	1,832,616

		5,652,150

Montana - 0.4%
City of Forsyth, Revenue Bonds,
3.88%, 07/01/2028	5,235,000	5,245,309
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	140,000	150,863

		5,396,172

Nebraska - 0.1%
Southeast Community College Area, Revenue Bonds,
AGM,
4.00%, 03/15/2047	775,000	750,171

Nevada - 0.0% (H)
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	65,000	62,652

New Hampshire - 0.7%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	7,895,000	8,528,634

New Jersey - 3.7%
City of Newark, General Obligation Unlimited,
BAM,
4.00%, 02/15/2032 - 02/15/2035	8,615,000	8,918,167
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	1,495,000	1,637,979
5.38%, 11/15/2052	2,845,000	3,174,419
6.00%, 11/15/2062	12,150,000	13,947,026
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	775,000	775,885
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F) (G)	535,000	347,750
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044 - 11/01/2052	5,970,000	6,290,007
Series A,
4.25%, 09/01/2027 (B)	200,000	195,671
5.00%, 09/01/2037 (B)	750,000	714,957
Series A, BAM,
3.13%, 07/01/2031	2,415,000	2,370,793
5.00%, 07/01/2027	1,760,000	1,870,990
Series A, BAM-TCRS,
5.00%, 06/15/2027	2,445,000	2,596,113

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds, (continued)
Series DDD,
5.00%, 06/15/2042	$ 1,850,000	$ 1,999,602
Series DDD, BAM-TCRS,
5.00%, 06/15/2027	250,000	265,451
Series WW,
5.25%, 06/15/2040	85,000	88,333
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	1,425,000	1,181,029
Newark Board of Education, General Obligation Unlimited,
BAM,
5.00%, 07/15/2031	1,300,000	1,472,877
Parking Authority of the City of Trenton, Revenue Bonds,
Series B, AGM,
4.00%, 04/01/2027	280,000	286,685

		48,133,734

New York - 6.0%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	3,555,000	3,586,083
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	2,545,000	2,440,637
5.00%, 08/01/2037	1,295,000	1,247,035
City of Newburgh, General Obligation Limited,
AGM,
4.00%, 07/01/2041 - 07/01/2042	315,000	318,803
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2039 - 03/15/2047	5,615,000	5,981,632
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	250,000	237,647
Lockport City School District, General Obligation Unlimited,
2.50%, 08/01/2028	220,000	218,564
Metropolitan Transportation Authority, Revenue Bonds,
Series D-1, BAM,
5.00%, 11/15/2033	7,635,000	7,921,597
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	1,950,000	1,950,019
New York City Housing Development Corp., Revenue Bonds,
Series A,
4.30%, 11/01/2038	1,005,000	1,012,584
Series A, AGM,
4.10%, 07/01/2042	25,000	25,003
Series C-1,
2.45%, 11/01/2027	65,000	62,062
Series G,
4.30%, 11/01/2038	190,000	191,434
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,225,000	4,146,130

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	$ 4,440,000	$ 4,608,881
5.00%, 01/01/2030	1,205,000	1,334,203
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	143,357
New York State Dormitory Authority, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2034	2,600,000	2,730,581
Series A-1,
4.00%, 07/01/2028 - 07/01/2043	8,560,000	8,386,527
4.25%, 07/01/2048	4,425,000	4,287,405
New York State Housing Finance Agency, Revenue Bonds,
Series A,
Fixed until 05/01/2027, 3.60% (A), 11/01/2062	2,055,000	2,048,422
Fixed until 11/01/2028, 3.65% (A), 11/01/2062	14,080,000	14,029,228
Fixed until 11/01/2029, 3.75% (A), 11/01/2062	1,050,000	1,055,418
New York State Thruway Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2056	375,000	386,773
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2036	505,000	505,155
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,377,491
Series A, AGM,
4.00%, 12/01/2037	35,000	34,599
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	130,000	138,516
State of New York Mortgage Agency, Revenue Bonds,
Series 190,
3.45%, 10/01/2030	110,000	109,821
Town of Oyster Bay, General Obligation Limited,
Series B, AGM,
3.00%, 08/15/2030 - 08/15/2034	3,715,000	3,640,553

		77,156,160

North Carolina - 1.0%
City of Greensboro Combined Water & Sewer System Revenue, Revenue Bonds,
4.00%, 06/01/2028	1,845,000	1,875,751
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	645,000	635,633
2.45%, 07/01/2025	365,000	357,812
Series 51,
4.50%, 01/01/2048 (C)	1,465,000	1,456,837
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	1,670,000	1,617,904
5.00%, 01/01/2038	460,000	454,862

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Revenue Bonds, (continued)
Series A,
5.00%, 10/01/2045 - 10/01/2050	$ 1,480,000	$ 1,441,565
Series B-1,
2.55%, 09/01/2026	1,550,000	1,435,258
Series B-2,
2.30%, 09/01/2025	1,250,000	1,186,636
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2031	695,000	738,289
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2029 - 06/01/2033	1,875,000	1,957,045

		13,157,592

North Dakota - 0.3%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2051	4,705,000	3,759,173
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	24,937

		3,784,110

Ohio - 5.5%
American Municipal Power, Inc., Revenue Bonds,
BAM-TCRS,
4.00%, 02/15/2034	11,240,000	11,612,700
Beachwood City School District, General Obligation Unlimited,
4.13%, 12/01/2060 (C)	3,250,000	3,138,529
Brunswick City School District, General Obligation Unlimited,
5.50%, 12/01/2060	4,250,000	4,656,640
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	33,990,000	31,591,054
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	4,847,565
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	250,000	241,792
Columbus Metropolitan Housing Authority, Revenue Bonds,
4.00%, 08/01/2036	1,080,000	1,066,013
County of Allen Hospital Facilities Revenue, Revenue Bonds,
Series A,
4.00%, 12/01/2040	2,180,000	2,138,670
County of Hamilton, Revenue Bonds,
5.00%, 02/01/2024	50,000	50,117
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	180,000	167,460
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	135,000	137,427
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (A), 02/01/2026	1,675,000	1,593,163

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds, (continued)
Series C,
Fixed until 11/04/2025, 1.50% (A), 02/01/2026	$ 2,000,000	$ 1,830,454
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	530,000	504,650
3.40%, 09/01/2037	1,465,000	1,395,590
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,040,000	1,061,501
Triway Local School District, Certificate of Participation,
BAM,
5.00%, 12/01/2047	3,635,000	3,803,383
Wayne County Southeast Local School District, Certificate of Participation,
BAM,
4.00%, 12/01/2033	745,000	784,579

		70,621,287

Oklahoma - 0.0% (H)
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	45,000	41,401

Oregon - 0.9%
City of Boardman, General Obligation Unlimited,
BAM,
3.00%, 06/15/2039	395,000	347,369
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	745,000	671,542
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2037	1,670,000	1,786,900
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (B)	750,000	748,652
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,653,787
2.65%, 07/01/2039	7,025,000	5,631,015

		11,839,265

Pennsylvania - 6.8%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	12,025,000	12,000,876
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	3,110,000	3,190,609
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033 - 10/01/2037	1,950,000	1,949,350
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	2,820,000	2,854,880

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	$ 840,000	$ 821,290
Cumberland Valley School District, General Obligation Limited,
Series A, AGM,
5.00%, 11/15/2047 (C)	3,600,000	3,874,379
Erie Sewer Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2036	2,000,000	2,203,518
Geisinger Authority, Revenue Bonds,
Series A-1,
5.00%, 02/15/2045	3,960,000	4,051,011
Lancaster County Hospital Authority, Revenue Bonds,
5.00%, 11/01/2051	2,540,000	2,634,661
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	687,125
Montgomery County Higher Education & Health Authority, Revenue Bonds,
AGM-CR,
4.00%, 09/01/2049	4,610,000	4,389,489
Mountaintop Area Joint Sanitary Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2049	2,950,000	2,887,048
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2049	5,720,000	5,395,403
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,190,000	1,140,343
2.25%, 10/01/2026	305,000	291,143
Series 124B,
2.65%, 04/01/2028	530,000	508,111
2.75%, 10/01/2028	500,000	477,155
Series 129,
2.20%, 04/01/2027	95,000	89,932
2.25%, 10/01/2027	80,000	75,518
2.40%, 10/01/2028	660,000	620,572
2.45%, 04/01/2029 - 10/01/2029	2,380,000	2,228,436
2.55%, 04/01/2030	1,230,000	1,137,826
2.60%, 10/01/2030	305,000	281,766
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A,
5.00%, 12/01/2044	7,810,000	8,140,580
Series A, AGM,
4.00%, 12/01/2049	10,700,000	10,372,649
Series B, BAM-TCRS,
5.25%, 12/01/2044	7,420,000	7,580,223
Series C, AGM,
6.25% (E), 06/01/2033	825,000	899,463
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2038	775,000	821,942
Philadelphia Gas Works Co., Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2050	1,635,000	1,726,356

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	$ 1,235,000	$ 1,237,394
State Public School Building Authority, Revenue Bonds,
5.00%, 12/01/2023 - 06/01/2032	3,150,000	3,240,808

		87,809,856

Puerto Rico - 0.4%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	125,714
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	613,144
Series RR, AGC,
5.00%, 07/01/2028	345,000	347,300
Series SS, AGC,
4.38%, 07/01/2030	145,000	140,267
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,114,001
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	49,909
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,514
5.00%, 07/01/2026	650,000	654,334
Series UU, AGM,
5.00%, 07/01/2024	510,000	513,400
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,040
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	930,000	936,200

		5,553,823

Rhode Island - 0.7%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2028 - 09/15/2035	5,960,000	6,272,029
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	865,000	887,940
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,515,960
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series C,
5.00%, 09/15/2027	180,000	189,640
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series 71, GNMA,
2.75%, 10/01/2034	890,000	800,452

		9,666,021

South Carolina - 0.4%
County of Florence, Revenue Bonds,
5.00%, 11/01/2031	55,000	55,992
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	3,885,000	3,770,824
5.00%, 10/01/2026 (B)	1,675,000	1,662,338

		5,489,154

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota - 0.1%
City of Brandon Water Utility Revenue, Revenue Bonds,
BAM,
5.50%, 08/01/2052	$ 710,000	$ 801,401

Tennessee - 0.2%
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	5,000	5,510
New Memphis Arena Public Building Authority, Revenue Bonds,
Zero Coupon, 04/01/2029 (E)	550,000	493,573
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	44,223
Series B-2,
2.25%, 01/01/2025	40,000	39,182
2.95%, 07/01/2028	1,995,000	1,946,036
3.05%, 07/01/2029	225,000	220,622

		2,749,146

Texas - 1.5%
City of Arlington, General Obligation Limited,
3.10%, 08/15/2031	2,645,000	2,579,693
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2037	1,010,000	1,038,665
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	226,000	202,294
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2024 (B)	800,000	798,002
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	40,103
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	150,126
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited,
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	380,228
Fort Bend County Municipal Utility District No. 134E, General Obligation Unlimited,
BAM,
4.00%, 09/01/2048 (C)	1,940,000	1,768,186
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	25,066
Harris County Municipal Utility District No. 171, General Obligation Unlimited,
BAM,
6.88%, 12/01/2031	845,000	1,002,171
Harris County Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	35,000	35,718

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Houston Housing Finance Corp., Revenue Bonds,
Fixed until 02/01/2024, 0.00% (A), 08/01/2024 (C)	$ 1,500,000	$ 1,499,200
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	145,013
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	415,000	415,137
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2024 - 01/01/2028	2,995,000	2,975,769
Northwoods Road District No. 1, General Obligation Unlimited,
BAM,
4.00%, 08/15/2027	140,000	143,929
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,507,316
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	135,000	129,997
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,149,479
Texas Public Finance Authority, Revenue Bonds,
BAM,
5.25%, 05/01/2041 - 05/01/2042	900,000	973,508
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	450,187

		19,409,787

U.S. Virgin Islands - 0.0% (H)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	200,000	200,128

Utah - 0.1%
County of Utah, Revenue Bonds,
Series A,
4.00%, 05/15/2041	1,020,000	1,014,552
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2023	150,000	150,090
4.25%, 04/15/2034	120,000	120,237

		1,284,879

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.0% (H)
City of Burlington, General Obligation Unlimited,
Series A,
5.00%, 11/01/2035	$ 90,000	$ 99,117
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	550,000	508,672

		607,789

Virginia - 1.4%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	1,135,000	1,166,139
City of Suffolk, General Obligation Unlimited,
3.25%, 02/01/2035	1,185,000	1,160,653
County of Henrico Water & Sewer Revenue, Revenue Bonds,
4.00%, 05/01/2030 - 05/01/2032	4,865,000	4,893,482
Virginia Public School Authority, Revenue Bonds,
Series B,
5.00%, 08/01/2024	2,500,000	2,544,523
Williamsburg Economic Development Authority, Revenue Bonds,
Series A,
4.13%, 07/01/2058	1,500,000	1,439,531
5.00%, 07/01/2033	1,350,000	1,587,095
5.25%, 07/01/2053	2,750,000	3,038,350
Series B,
4.13%, 07/01/2048	675,000	656,436
4.25%, 07/01/2058	1,000,000	968,065
5.25%, 07/01/2053	1,000,000	1,096,258

		18,550,532

Washington - 1.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	40,000	40,544
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,645,000	1,625,659
Pierce & King Counties School District No. 417, General Obligation Unlimited,
4.00%, 12/01/2039	200,000	202,666
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	15,545,000	15,944,842
State of Washington, General Obligation Unlimited,
Series A,
5.00%, 08/01/2038	750,000	750,000
Washington Health Care Facilities Authority, Revenue Bonds,
5.00%, 10/01/2044	1,000,000	988,378
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (B)	375,000	344,629
Series 3-N, GNMA, FNMA, FHLMC,
2.85%, 12/01/2028	65,000	63,105

		19,959,823

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
City of Buckhannon, Revenue Bonds,
Series C,
4.25%, 08/01/2023	$ 520,000	$ 520,000
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	285,000	289,694

		809,694

Wisconsin - 3.9%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B) (D)	20,000	19,885
3.00%, 04/01/2025 (B)	150,000	145,330
4.00%, 09/01/2029 (B)	800,000	746,905
Fixed until 10/01/2030, 4.00% (A), 10/01/2041	11,740,000	11,779,221
AGM,
5.00%, 07/01/2037	1,895,000	1,987,284
BAM,
5.25%, 07/01/2042	6,150,000	6,765,463
5.38%, 07/01/2047	6,825,000	7,493,278
5.50%, 07/01/2052	10,785,000	11,904,658
5.63%, 07/01/2055	5,625,000	6,255,269
Series A,
4.00%, 01/01/2045	375,000	352,238
5.00%, 06/01/2027 - 07/01/2038	685,000	691,022
Series A, AGM,
5.00%, 07/01/2036	365,000	383,317
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/15/2023 - 08/01/2039	1,960,000	1,623,718
Series A,
5.13%, 04/01/2057	1,000,000	733,454

		50,881,042

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming - 0.2%
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	$ 255,000	$ 233,821
Series 2,
2.95%, 06/01/2033	2,485,000	2,204,708

		2,438,529

Total Municipal Government Obligations (Cost $1,312,375,307)		1,247,079,187

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury Bills
5.34% (I), 12/28/2023	26,520,000	25,941,273

Total Short-Term U.S. Government Obligation (Cost $25,956,699)		25,941,273

REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 2.50% (I), dated 07/31/2023, to be repurchased at $20,045,910 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $20,445,472.	20,044,518	20,044,518

Total Repurchase Agreement (Cost $20,044,518)		20,044,518

Total Investments (Cost $1,358,376,524)		1,293,064,978
Net Other Assets (Liabilities) - 0.0% (H)		534,515

Net Assets - 100.0%		$ 1,293,599,493

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,247,079,187	$—	$1,247,079,187
Short-Term U.S. Government Obligation	—	25,941,273	—	25,941,273
Repurchase Agreement	—	20,044,518	—	20,044,518

Total Investments	$—	$1,293,064,978	$—	$1,293,064,978

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $11,043,251, representing 0.9% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Restricted securities. At July 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$281,569	0.0	%(H)
Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds Series B 4.25%, 04/01/2025	06/19/2015	80,003	78,961	0.0	(H)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	200,128	0.0	(H)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 3.00%, 04/01/2025	02/26/2020	20,285	19,885	0.0	(H)

Total			$604,444	$580,543	0.0	%(H)

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $602,750, representing less than 0.1% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at July 31, 2023.
(J)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 16

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Muni (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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